BROWN ADVISORY MARYLAND BOND FUND
                              INSTITUTIONAL SHARES

                     BROWN ADVISORY INTERMEDIATE INCOME FUND
                              INSTITUTIONAL SHARES
                                    A SHARES


                        Supplement dated February 7, 2005
                       to Prospectus dated October 1, 2004

The section entitled "Summary of Principal Investment Risks" for Brown Advisory Maryland Bond Fund on page 3 of the prospectus is amended by deleting the paragraph there under in its entirety and replacing it with the following:

"An investment in the Fund is subject to general market risk, interest rate risk, credit risk, prepayment risk, extension risk, Maryland Bonds and Municipal Securities risk, and non-diversification risk which are described in the section entitled `Principal Investment Risks'."

The section entitled "Principal Investment Risks" on pages 12-14 of the prospectus is amended by adding the following disclosure to the end of the section:

"Non-Diversification Risk

Concentration of a Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers."

The section entitled "Transactions through Third Parties" on page 20 of the prospectus is amended by deleting the second paragraph there under in its entirety and replacing it with the following:

"The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate Brown Advisory Securities, LLC an amount equal to 50% of its annual advisory fee paid by a Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC. Such payments may create an incentive for Brown Advisory Securities, LLC to recommend that you purchase Fund shares. The Advisor may also enter into arrangements with other financial institutions whereby the Advisor agrees to pay a financial institution a fee for inclusion of a Fund on the financial institution's mutual fund `supermarket' platform."

The section entitled "Choosing a Share Class-Brown Advisory Intermediate Income Fund" on page 30 of the prospectus is amended by replacing the paragraph immediately following the table on page 30 in its entirety with the following:

"Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you. The following sub-sections summarize information you should know regarding sales charges applicable to purchases of A Shares of the Fund. Sales charge information is not separately posted under the mutual fund section (the "Section") of the Adviser's website located at www.brownadvisory.com because a copy of this prospectus containing such information is already available for review, free of charge, under the Section."

The section entitled "Distributions" on page 36 of the prospectus is amended by replacing the first paragraph in its entirety with the following:

"Each Fund distributes its net investment income monthly and any net capital gain realized at least annually."

                       PLEASE RETAIN FOR FUTURE REFERENCE.

                           BROWN ADVISORY GROWTH EQUITY FUND
                              INSTITUTIONAL SHARES

                        BROWN ADVISORY VALUE EQUITY FUND
                              INSTITUTIONAL SHARES

                     BROWN ADVISORY SMALL - CAP GROWTH FUND
                              INSTITUTIONAL SHARES
                                    A SHARES

                      BROWN ADVISORY SMALL - CAP VALUE FUND

                        BROWN ADVISORY INTERNATIONAL FUND
                              INSTITUTIONAL SHARES

                         BROWN ADVISORY REAL ESTATE FUND
                              INSTITUTIONAL SHARES


                        Supplement dated February 7, 2005

                       to Prospectus dated October 1, 2004


The sub-section entitled "Transactions through Third Parties" on page 38 of the prospectus is amended by deleting the second paragraph thereunder in its entirety and replacing it with the following:

"The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate Brown Advisory Securities, LLC an amount equal to 50% of its annual advisory fee paid by a Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC. These payments will create an incentive for Brown Advisory Securities, LLC and other financial institutions to recommend that you purchase Fund shares. The Advisor may also enter into arrangements with other financial institutions whereby the Advisor agrees to pay a financial institution for inclusion of a Fund on the financial institution's mutual fund `supermarket' platform."

The section entitled "Choosing a Share Class-Brown Advisory Small-Cap Growth Fund" on page 49 of the prospectus is amended by replacing the paragraph immediately following the table on page 49 in its entirety with the following:

"Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you. The following sub-sections summarize information you should know regarding sales charges applicable to purchases of A Shares of the Fund. Sales charge information is not separately posted under the mutual fund section (the "Section") of the Adviser's website located at www.brownadvisory.com because a copy of this prospectus containing such information is already available for review, free of charge, under the Section."




                       PLEASE RETAIN FOR FUTURE REFERENCE.